CONDENSED BALANCE SHEETS	Dec. 31, 2015 USD ($)
Current Assets
Cash	$ 1,133,247
Prepaid expenses and other current assets	172,939
Deposits	7,646
Total current assets	1,313,832
Total Assets	1,313,832
Current Liabilities
Accounts payable	19,082
Accrued liabilities	33,706
Total current liabilities	52,788
Total Liabilities	$ 52,788
Commitments and Contingencies
STOCKHOLDERS' EQUITY
Preferred stock, $.0001 par value, 400,000 shares authorized; no shares issued and outstanding
Common stock $.0001 par value, 100,000,000 shares authorized;19,437,236 shares issued and outstanding at December 31, 2015	$ 1,944
Additional paid-in capital	1,671,874
Accumulated deficit	(372,396)
Accumulated other comprehensive loss	(40,378)
Total stockholders' equity	1,261,044
Total Liabilities and Stockholders' Equity	$ 1,313,832